Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Horizon Funds
Entity Central Index Key	0000932471
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000214946 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VZICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.36%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 7,937,000,000
Holdings Count | Holding	98
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$7,937
Number of Portfolio Holdings	98
Portfolio Turnover Rate	41%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asia	43.3%
Europe	41.1%
North America	7.7%
Oceania	1.9%
Other	1.7%
South America	3.1%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000214947 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Investor Shares
Trading Symbol	VWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.46%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[2]
Net Assets	$ 7,937,000,000
Holdings Count | Holding	98
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$7,937
Number of Portfolio Holdings	98
Portfolio Turnover Rate	41%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asia	43.3%
Europe	41.1%
North America	7.7%
Oceania	1.9%
Other	1.7%
South America	3.1%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.